CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 79,423	$ 40,934
Restricted cash	5,100	5,100
Short-term and restricted bank deposits	220	84,817
Short-term marketable securities and accrued interest	669	449
Trade receivables (net of allowance for doubtful accounts of $233 and $548 as of December 31, 2021 and 2020, respectively)	48,956	34,518
Other receivables and prepaid expenses	9,197	8,631
Inventories	23,988	29,193
Total current assets	167,553	203,642
LONG-TERM ASSETS:
Long-term and restricted bank deposits	94	94
Long-term marketable securities and accrued interest	89,307	54,895
Deferred tax assets	8,905	12,081
Operating lease right-of-use assets	16,457	25,430
Severance pay funds	22,724	20,597
Total long-term assets	137,487	113,097
PROPERTY AND EQUIPMENT, NET	4,394	4,593
INTANGIBLE ASSETS, NET	2,370	569
GOODWILL	37,560	36,222
Total assets	349,364	358,123
CURRENT LIABILITIES:
Current maturities of long-term bank loans	0	1,200
Trade payables	7,863	6,984
Other payables and accrued expenses	38,350	28,531
Short-term royalty buyout liability (Note 12b)	0	11,684
Deferred revenues	41,591	37,182
Short-term operating lease liabilities	8,139	9,178
Total current liabilities	95,943	94,759
LONG-TERM LIABILITIES:
Accrued severance pay	22,895	21,830
Deferred revenues and other liabilities	13,637	12,243
Long-term operating lease liabilities	11,391	19,436
Total long-term liabilities	47,923	53,509
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares as of December 31, 2021 and 2020; Issued: 63,294,907 and 62,489,428 shares as of December 31, 2021 and 2020, respectively; Outstanding: 32,498,215 and 33,017,814 shares as of December 31, 2021 and 2020, respectively	107	105
Additional paid-in capital	378,766	362,164
Treasury stock at cost - 30,796,692 and 29,471,614 shares as of December 31, 2021 and 2020, respectively.	(179,645)	(137,793)
Accumulated other comprehensive income (loss)	(223)	1,772
Retained earnings (accumulated deficit)	6,493	(16,393)
Total shareholders' equity	205,498	209,855
Total liabilities and shareholders' equity	$ 349,364	$ 358,123